Summary of Information About Reported Segments (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 3,262,250		$ 1,068,197		$ 6,641,333		$ 2,147,669		$ 4,527,879		$ 4,561,300
Cost of revenue	554,515		330,008		1,160,514		711,388		1,422,542		1,444,618
Gross profit	2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Expenses
Total operating expenses	7,413,349		4,110,495		15,093,128		8,210,847		16,573,081		12,912,233
EBITDA									(13,418,786)		(18,062,391)
Gross profit	2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Total expenses	7,413,349		4,110,495		15,093,128		8,210,847		16,573,081		12,912,233
EBITDA									(13,418,786)		(18,062,391)
Adjusted EBIDTA	(4,705,614)		(3,372,306)		(9,612,309)		(6,774,566)		(13,467,744)		(9,795,551)
Banzai Operating [Member]
Expenses
EBITDA									(13,484,311)		(18,062,391)
EBITDA									(13,484,311)		(18,062,391)
Open Reel [Member]
Expenses
EBITDA									65,525
EBITDA									65,525
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	3,262,250		1,068,197		6,641,333		2,147,669		4,527,879		4,561,300
Cost of revenue	554,515		330,008		1,160,514		711,388		1,422,542		1,444,618
Gross profit	2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Expenses
People	1,666,087		1,323,758		3,959,681		2,576,425		6,227,130		5,809,973
Marketing and advertising	576,190		561,008		1,585,695		929,746		1,592,105		941,737
Technology	832,971		221,638		1,652,455		430,425		974,204		628,998
Other segment expenses	1,126,959	[1]	114,003	[2]	2,005,729	[1]	991,631	[2]	818,375	[3]	7,679,506	[4]
Total operating expenses	4,202,207		2,220,407		9,203,560		4,928,227		9,611,814		15,060,214
Adjusted EBITDA	(1,494,472)		(1,482,218)		(3,722,741)		(3,491,946)		(6,506,477)		(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation	2,910,596		1,888,827		5,342,331		3,279,795		6,912,309		6,118,859
EBITDA	(4,405,068)		(3,371,045)		(9,065,072)		(6,771,741)		(13,418,786)		(18,062,391)
Gross profit	2,707,735		738,189		5,480,819		1,436,281		3,105,337		3,116,682
Total expenses	4,202,207		2,220,407		9,203,560		4,928,227		9,611,814		15,060,214
EBITDA	(4,405,068)		(3,371,045)		(9,065,072)		(6,771,741)		(13,418,786)		$ (18,062,391)
Adjusted EBIDTA	(4,405,068)		(3,371,045)		(9,065,072)		$ (6,771,741)
Operating Segments [Member] | Open Reel [Member]
Expenses
Business acquisition, effective date of acquisition							Dec. 18, 2024				Dec. 18, 2024
Adjusted EBIDTA							$ 0				$ 0
Operating Segments [Member] | Banzai Operating [Member]
Segment Reporting Information [Line Items]
Revenue	1,146,546		1,068,197		2,306,292		2,147,669		4,305,429		4,561,300
Cost of revenue	368,473		330,008		745,071		711,388		1,407,564		1,444,618
Gross profit	778,073		738,189		1,561,221		1,436,281		2,897,865		3,116,682
Expenses
People	1,666,047		1,323,758		3,869,793		2,576,425		6,209,488		5,809,973
Marketing and advertising	454,754		561,008		1,249,850		929,746		1,587,085		941,737
Technology	254,213		221,638		530,621		430,425		861,775		628,998
Other segment expenses	1,027,031	[1]	114,003	[2]	1,696,159	[1]	991,631	[2]	811,519	[3]	7,679,506	[4]
Total operating expenses	3,402,045		2,220,407		7,346,423		4,928,227		9,469,867		15,060,214
Adjusted EBITDA	(2,623,972)		(1,482,218)		(5,785,202)		(3,491,946)		(6,572,002)		(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation	2,891,939		1,888,827		5,021,849		3,279,795		6,912,309		6,118,859
EBITDA	(5,515,911)		(3,371,045)		(10,807,051)		(6,771,741)		(13,484,311)		(18,062,391)
Gross profit	778,073		738,189		1,561,221		1,436,281		2,897,865		3,116,682
Total expenses	3,402,045		2,220,407		7,346,423		4,928,227		9,469,867		15,060,214
EBITDA	(5,515,911)		(3,371,045)		(10,807,051)		(6,771,741)		(13,484,311)		(18,062,391)
Adjusted EBIDTA	(5,515,911)		(3,371,045)		(10,807,051)		(6,771,741)
Operating Segments [Member] | Open Reel [Member]
Segment Reporting Information [Line Items]
Revenue	1,386,938				2,828,481				222,450			[5]
Cost of revenue	77,694				152,502				14,978			[5]
Gross profit	1,309,244				2,675,979				207,472			[5]
Expenses
People	40				89,888				17,642			[5]
Marketing and advertising	18,377				57,494				5,020			[5]
Technology	551,381				1,070,261				112,429			[5]
Other segment expenses	26,906	[1]		[2]	47,034	[1]		[2]	6,856	[3]		[4],[5]
Total operating expenses	596,704				1,264,677				141,947			[5]
Adjusted EBITDA	712,540				1,411,302				65,525			[5]
Transaction, PubCo. Expenses and Stock-based compensation	18,657				320,482							[5]
EBITDA	693,883				1,090,820				65,525			[5]
Gross profit	1,309,244				2,675,979				207,472			[5]
Total expenses	596,704				1,264,677				141,947			[5]
EBITDA	693,883				1,090,820				$ 65,525			[5]
Adjusted EBIDTA	693,883				1,090,820
Operating Segments [Member] | Vidello Limited [Member]
Segment Reporting Information [Line Items]
Revenue	728,766			[6]	1,506,560			[6]
Cost of revenue	108,348			[6]	262,941			[6]
Gross profit	620,418			[6]	1,243,619			[6]
Expenses
People				[6]				[6]
Marketing and advertising	103,059			[6]	278,351			[6]
Technology	27,377			[6]	51,573			[6]
Other segment expenses	73,022	[1]		[2],[6]	262,536	[1]		[2],[6]
Total operating expenses	203,458			[6]	592,460			[6]
Adjusted EBITDA	416,960			[6]	651,159			[6]
Transaction, PubCo. Expenses and Stock-based compensation				[6]				[6]
EBITDA	416,960			[6]	651,159			[6]
Gross profit	620,418			[6]	1,243,619			[6]
Total expenses	203,458			[6]	592,460			[6]
EBITDA	416,960			[6]	651,159			[6]
Adjusted EBIDTA	$ 416,960				$ 651,159

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.
[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.
[3]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.
[4]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, SEPA commitment fee and deferred fee expense, GEM warrant expense, and GEM commitment fee expense.
[5]	The OpenReel acquisition occurred on December 18, 2024 (refer to Note 5) and therefore is presented at $0 for comparative purposes.
[6]	The OpenReel acquisition occurred on December 18, 2024 and therefore is presented at $0 for comparative purposes. The Vidello acquisition occurred on January 31, 2025 (refer to Note 4) and therefore is presented at $0 for comparative purposes.